Virtus Newfleet Multi-Sector Intermediate Bond Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated February 13, 2025 to the Series’ Summary and Statutory Prospectuses,

each dated April 29, 2024

Important Notice to Investors

The following disclosure is hereby added after the first sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus, the summary section of the Series’ Statutory Prospectus and the “More About Principal Investment Strategies” section of the Series’ Statutory Prospectus:

For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds that invest in such securities will be considered to be investments by the Series in fixed income securities. Mutual funds in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser.

The following disclosure is hereby added to the “Principal Risks” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus:

> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.

> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.

In the Series’ Statutory Prospectus, the following disclosure is hereby added to the “More About Principal Risks” section:

Affiliated Fund

The Series’ subadviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as investments for the Series, which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds, some of which pay the subadviser or its affiliate(s) more than others. However, as a fiduciary to the Series, the subadviser is obligated to act in the Series’ best interest when selecting funds to serve as investments for the Series.

Mutual Fund Investing

Through its investments in other mutual funds, the Series is exposed not only to the risks of the underlying funds’ investments, but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, such as operating costs, advisory fees and administrative fees that you, as a shareholder in the Series, indirectly bear. Such fees and expenses may exceed the fees and expenses the Series would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the Series may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the Series, and the Series might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the Series. If the Series invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8504/Addition of Indirect Fixed Income Investing (2/2025)

Virtus Tactical Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated February 13, 2025 to the Series’ Summary and Statutory Prospectuses,

each dated April 29, 2024

Important Notice to Investors

The following disclosure hereby replaces the fourth sentence of the second paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income securities, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds that invest in one or more sectors of fixed income securities, which may include affiliated funds that are also managed by the Series’ subadviser.

Further, the following disclosure hereby replaces the fifth sentence of the first paragraph in the “More About Principal Investment Strategies” section of the Series’ Statutory Prospectus:

The fixed income allocation may be invested directly or indirectly in all sectors of fixed income securities, including high-yield (“junk bonds”), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds that invest in one or more sectors of fixed income securities, which may include affiliated funds that are also managed by the Series’ subadviser.

The following disclosure is hereby added to the “Principal Risks” section of the Summary Prospectus and the summary section of the Series’ Statutory Prospectus:

> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.

> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.

In the Series’ Statutory Prospectus, the following disclosure is hereby added to the “More About Principal Risks” section:

Affiliated Fund

The Series’ subadviser has the authority to select and substitute affiliated and/or unaffiliated mutual funds to serve as investments for the Series, which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds, some of which pay the subadviser or its affiliate(s) more than others. However, as a fiduciary to the Series, the subadviser is obligated to act in the Series’ best interest when selecting funds to serve as investments for the Series.

Mutual Fund Investing

Through its investments in other mutual funds, the Series is exposed not only to the risks of the underlying funds’ investments but also to certain additional risks. Assets invested in other mutual funds incur a layering of expenses, such as operating costs, advisory fees and administrative fees that you, as a shareholder in the Series, indirectly bear. Such fees and expenses may exceed the fees and expenses the Series would have incurred if it invested in the underlying fund’s assets directly. To the extent that the expense ratio of an underlying fund changes, the weighted average operating expenses borne by the Series may increase or decrease. An underlying fund may change its investment objective or policies without the approval of the Series, and the Series might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the Series. If the Series invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8507/Addition of Indirect Fixed Income Investing (2/2025)